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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-9391
                                  ----------------------------------------------

                            Forester Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   133 E. Cook Avenue         Libertyville, Illinois             60048
--------------------------------------------------------------------------------
          (Address of principal executive offices)             (Zip code)

                                 Thomas H. Forester

   133 E. Cook Avenue         Libertyville, Illinois             60048
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (847) 573-0365
                                                     ------------------

Date of fiscal year end:         March 31, 2005
                        -------------------------------

Date of reporting period:       December 31, 2004
                          -----------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

FORESTER VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
---------------------------------------------------------
 COMMON STOCKS -- 94.68%           SHARES       VALUE
---------------------------------------------------------

AUTO & TRUCK PARTS - 4.5%
Johnson Controls                      60        $3,806

BEVERAGES (NON-ALCOHOLIC) - 4.5%
Coca-Cola Enterprises                180        $3,753

BIOTECHNOLOGY & DRUGS - 3.5%
Cardinal Health, Inc.                 51        $2,966

CHEMICALS - 3.4%
Dow Chemical Company                  57        $2,822

COMMUNICATIONS SERVICES - 3.5%
Verizon Communications                72        $2,917

COMPUTER PERIPHERALS - 4.5%
Hewlett-Packard Company	             180        $3,775

ELECTRIC UTILITIES - 7.9%
Dominion                              55        $3,725
Exelon Corporation                    66        $2,909
                                                ------
                                                $6,634

FOOD PROCESSING - 7.5%
Archer Daniels                       170        $3,793
Sara Lee Corp.                       104        $2,510
                                                ------
                                                $6,303

INSURANCE (LIFE) - 3.1%
MetLife, Inc.                         65        $2,633

INSURANCE (PROPERTY & CASUALTY) - 7.3%
Hartford                              55        $3,812
St. Paul Travelers Co                 63        $2,335
                                                ------
                                                $6,147

MAJOR DRUGS - 9.4%
Pfizer                               150        $4,034
Wyeth                                 90        $3,833
                                                ------
                                                $7,867

MONEY CENTER BANKS - 10.9%
Bank of America                       85        $3,994
Citigroup Inc.                        52        $2,505
Wachovia Corporation                  51        $2,683
                                                ------
                                                $9,182
OIL & GAS - INTEGRATED - 9.3%
Chevron                               75        $3,938
ConocoPhillips                        28        $3,908
                                                ------
                                                $7,846
RAILROADS - 2.6%
Union Pacific                         32        $2,152

REAL ESTATE - 3.0%
Equity Office Properties              87        $2,533

RESTAURANTS - 3.1%
McDonald's Corporation                80        $2,565

RETAIL - 3.0%
May Department Stores                 86        $2,528

TOBACCO - 3.6%
Altria Group, Inc.                    49        $2,994


Total Common Stocks                            $79,423
     (cost $)


SHORT-TERM INVESTMENT - 4.8%
SCHWAB US TREASURY MONEY FUND                   $4,001

OTHER ASSETS LESS LIABILITIES - 0.6%              $521

Net Assets - 100%                              $83,945
                                               =======



FORESTER Discovery FUND
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)


SHORT-TERM INVESTMENT - 100.0%
SCHWAB US TREASURY MONEY FUND                  $34,755

Net Assets - 100%                              $34,755
                                               =======

FORESTER FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)


1. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the average of readily available closing bid and asked prices on such exchanges or such
System.   Unlisted securities that are not included in such System
are valued at the mean of the quoted bid and asked prices in the
over-the-counter-market.   Options are valued at the last sales price
if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of
Directors.   Short-term investments are valued at amortized cost, if
their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

2. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2004:

                                                        Forester Value             Forester Discovery
                                                             Fund                        Fund
                                                      -----------------          ---------------------
Cost of portfolio investments and written options       $  74,387                   $   34,755
                                                      =================          =====================

Gross unrealized appreciation                           $   5,132                   $        0
Gross unrealized depreciation                                  96                            0
                                                      -----------------          ---------------------

Net unrealized appreciation (depreciation)              $   5,036                   $        0
                                                      =================          =====================

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Forester Funds, Inc.
             -----------------------------------------------------

By (Signature and Title)*     /s/ Thomas H. Forester
                           ---------------------------------------
                              Thomas H. Forester, President

Date       February 25, 2005
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Thomas H. Forester
                           ---------------------------------------
                              Thomas H. Forester, President and Treasurer

Date       February 25, 2005
      ----------------------------------

* Print the name and title of each signing officer under his or her signature.